Loans Payable (Loan from Perk) (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2016	Dec. 23, 2015	Dec. 14, 2015	Feb. 29, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 13, 2015
Debt Instrument [Line Items]
Reduction in common stock payable	130,000
Common stock payable	1,500,000
Line of Credit | Credit Agreement with Perk
Debt Instrument [Line Items]
Draw on line of credit		$ 333,000	$ 667,000		$ 1,000,000
Maximum borrowing capacity						$ 0	$ 1,000,000
Interest rate							12.00%
Stated interest rate in the event of default							12.00%
Interest expense						$ 0
Viggle | Discontinued Operations, Disposed of by Sale
Debt Instrument [Line Items]
Consideration received (in shares)	1,370,000			1,370,000